Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying amounts and fair values of securities available for sale
Amortized Cost	$ 89,351	$ 85,302
Gross Unrealized Gains	2,411	3,444
Gross Unrealized Losses	124	85
Fair Value	91,638	88,661
US Treasury [Member]
Carrying amounts and fair values of securities available for sale
Amortized Cost	18,731	32,073
Gross Unrealized Gains	846	1,459
Gross Unrealized Losses	1
Fair Value	19,576	33,532
U.S. Government agencies [Member]
Carrying amounts and fair values of securities available for sale
Amortized Cost	21,689	19,142
Gross Unrealized Gains	485	855
Fair Value	22,174	19,997
GSE-Mortgage-backed securities and CMO's [Member]
Carrying amounts and fair values of securities available for sale
Amortized Cost	40,766	24,016
Gross Unrealized Gains	379	332
Gross Unrealized Losses	123	85
Fair Value	41,022	24,263
State and political subdivisions [Member]
Carrying amounts and fair values of securities available for sale
Amortized Cost	8,165	10,071
Gross Unrealized Gains	701	798
Fair Value	$ 8,866	$ 10,869